Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000038715 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.93%)
C000038715 | California
Holdings [Line Items]
Percent of Net Asset Value	97.85%
C000038715 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000038715 | Guam
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000038715 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038715 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	102.92%
C000038715 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038717 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.93%)
C000038717 | California
Holdings [Line Items]
Percent of Net Asset Value	97.85%
C000038717 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000038717 | Guam
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000038717 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038717 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	102.92%
C000038717 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000153061 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.93%)
C000153061 | California
Holdings [Line Items]
Percent of Net Asset Value	97.85%
C000153061 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000153061 | Guam
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000153061 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000153061 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	102.92%
C000153061 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038752 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000038752 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	24.19%
C000038752 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000038752 | Government
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000038752 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000038752 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000038752 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038752 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000038752 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000038752 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000038752 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000038752 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000038752 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000038752 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000038752 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000038752 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000038752 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	39.99%
C000038752 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000080382 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000080382 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	24.19%
C000080382 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000080382 | Government
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000080382 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000080382 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000080382 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080382 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000080382 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000080382 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000080382 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000080382 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000080382 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000080382 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000080382 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000080382 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000080382 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	39.99%
C000080382 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000038755 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000038755 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	24.19%
C000038755 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000038755 | Government
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000038755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000038755 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000038755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000038755 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000038755 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000038755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000038755 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000038755 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000038755 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000038755 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000038755 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000038755 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	39.99%
C000038755 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000085771 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000085771 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	24.19%
C000085771 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000085771 | Government
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000085771 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000085771 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000085771 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000085771 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000085771 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000085771 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000085771 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000085771 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000085771 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000085771 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000085771 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000085771 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	39.99%
C000085771 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000085768 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000085768 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	24.19%
C000085768 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000085768 | Government
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000085768 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000085768 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000085768 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085768 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000085768 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000085768 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000085768 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000085768 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000085768 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000085768 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000085768 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000085768 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000085768 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	39.99%
C000085768 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000149261 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000149261 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	24.19%
C000149261 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000149261 | Government
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000149261 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.05%
C000149261 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000149261 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000149261 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000149261 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000149261 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000149261 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000149261 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000149261 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000149261 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000149261 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000149261 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000149261 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	39.99%
C000149261 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000018963 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.27%)
C000018963 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	39.11%
C000018963 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000018963 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000018963 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000018963 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000018963 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000018963 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000018963 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000018963 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000018963 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000018963 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.54%
C000018963 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000018963 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000018963 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000018963 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000018963 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	56.39%
C000018963 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	36.86%
C000018963 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018963 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000018962 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.27%)
C000018962 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	39.11%
C000018962 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000018962 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000018962 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000018962 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000018962 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000018962 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000018962 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000018962 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000018962 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000018962 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.54%
C000018962 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000018962 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000018962 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000018962 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000018962 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	56.39%
C000018962 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	36.86%
C000018962 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018962 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000018961 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.27%)
C000018961 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	39.11%
C000018961 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000018961 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000018961 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000018961 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000018961 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000018961 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000018961 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000018961 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000018961 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000018961 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.54%
C000018961 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000018961 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000018961 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000018961 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000018961 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	56.39%
C000018961 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	36.86%
C000018961 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018961 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000018958 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.27%)
C000018958 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	39.11%
C000018958 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000018958 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000018958 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000018958 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000018958 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000018958 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000018958 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000018958 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000018958 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000018958 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.54%
C000018958 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000018958 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000018958 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000018958 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000018958 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	56.39%
C000018958 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	36.86%
C000018958 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018958 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000018959 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.27%)
C000018959 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	39.11%
C000018959 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000018959 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000018959 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000018959 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000018959 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000018959 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000018959 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000018959 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000018959 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000018959 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.54%
C000018959 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000018959 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000018959 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000018959 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.48%
C000018959 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	56.39%
C000018959 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	36.86%
C000018959 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018959 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000071807 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.02%)
C000071807 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.69%
C000071807 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.63%
C000071807 | Government
Holdings [Line Items]
Percent of Net Asset Value	8.12%
C000071807 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000071807 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000071807 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000071807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000071807 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000071807 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000071807 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000071807 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000071807 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000071807 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.64%
C000071807 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000071807 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000071807 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071807 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000071807 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.69%
C000071807 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000071807 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000071807 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000071807 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000071807 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000071807 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000071807 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071808 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.02%)
C000071808 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.69%
C000071808 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.63%
C000071808 | Government
Holdings [Line Items]
Percent of Net Asset Value	8.12%
C000071808 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000071808 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000071808 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000071808 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000071808 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000071808 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000071808 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000071808 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000071808 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000071808 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.64%
C000071808 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000071808 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000071808 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071808 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000071808 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.69%
C000071808 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000071808 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000071808 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000071808 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000071808 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000071808 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000071808 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071805 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.02%)
C000071805 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.69%
C000071805 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.63%
C000071805 | Government
Holdings [Line Items]
Percent of Net Asset Value	8.12%
C000071805 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000071805 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000071805 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000071805 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000071805 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000071805 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000071805 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000071805 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000071805 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000071805 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.64%
C000071805 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000071805 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000071805 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071805 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000071805 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.69%
C000071805 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000071805 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000071805 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000071805 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000071805 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000071805 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000071805 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190075 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.02%)
C000190075 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.69%
C000190075 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.63%
C000190075 | Government
Holdings [Line Items]
Percent of Net Asset Value	8.12%
C000190075 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000190075 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000190075 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000190075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000190075 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000190075 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000190075 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000190075 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000190075 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.78%
C000190075 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.64%
C000190075 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000190075 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000190075 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190075 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000190075 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.69%
C000190075 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000190075 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000190075 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000190075 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000190075 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000190075 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000190075 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019059 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000019059 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019059 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.54%
C000019059 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000019059 | France
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000019059 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000019059 | China
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000019059 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000019059 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000019059 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000019059 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019059 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000019059 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000019059 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019059 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000019059 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000019059 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000019059 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019059 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019059 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019059 | India
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000019059 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019059 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000019059 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.44%
C000019058 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000019058 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019058 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.54%
C000019058 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000019058 | France
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000019058 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000019058 | China
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000019058 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000019058 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000019058 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000019058 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019058 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000019058 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000019058 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019058 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000019058 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000019058 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000019058 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019058 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019058 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019058 | India
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000019058 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019058 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000019058 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.44%
C000019057 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000019057 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019057 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.54%
C000019057 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000019057 | France
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000019057 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000019057 | China
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000019057 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000019057 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000019057 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000019057 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019057 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000019057 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000019057 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019057 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000019057 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000019057 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000019057 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019057 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019057 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019057 | India
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000019057 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019057 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000019057 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.44%
C000019054 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000019054 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019054 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.54%
C000019054 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000019054 | France
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000019054 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000019054 | China
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000019054 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000019054 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000019054 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000019054 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019054 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000019054 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000019054 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019054 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000019054 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000019054 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000019054 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019054 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019054 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019054 | India
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000019054 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019054 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000019054 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.44%
C000019055 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000019055 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019055 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.54%
C000019055 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000019055 | France
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000019055 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000019055 | China
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000019055 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000019055 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000019055 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000019055 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019055 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000019055 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000019055 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019055 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000019055 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000019055 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000019055 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019055 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019055 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019055 | India
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000019055 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019055 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000019055 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.44%
C000210673 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000210673 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210673 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.54%
C000210673 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000210673 | France
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000210673 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000210673 | China
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000210673 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000210673 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000210673 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000210673 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210673 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000210673 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000210673 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000210673 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000210673 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000210673 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000210673 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210673 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000210673 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000210673 | India
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000210673 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000210673 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000210673 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.44%
C000038744 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000038744 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.38%
C000038744 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000038744 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.23%
C000038744 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000038744 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000038744 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000038744 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000038744 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000038744 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000038744 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000038744 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000038744 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.38%
C000038746 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000038746 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.38%
C000038746 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000038746 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.23%
C000038746 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000038746 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000038746 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000038746 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000038746 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000038746 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000038746 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000038746 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000038746 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.38%
C000204702 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000204702 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.38%
C000204702 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000204702 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.23%
C000204702 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000204702 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000204702 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000204702 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000204702 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000204702 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000204702 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000204702 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000204702 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.38%
C000038747 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000038747 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.38%
C000038747 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000038747 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.23%
C000038747 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000038747 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000038747 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000038747 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000038747 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000038747 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000038747 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000038747 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000038747 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.38%
C000085765 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000085765 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.38%
C000085765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000085765 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.23%
C000085765 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000085765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000085765 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000085765 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000085765 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000085765 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000085765 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000085765 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000085765 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.38%
C000085767 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000085767 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.38%
C000085767 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000085767 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.23%
C000085767 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000085767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000085767 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000085767 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000085767 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000085767 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000085767 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000085767 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000085767 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.38%
C000170736 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000170736 | Other
Holdings [Line Items]
Percent of Net Asset Value	30.48%
C000170736 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000170736 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000170736 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000170736 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000170736 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000170736 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000170736 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.68%
C000170736 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000170736 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000170736 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000170736 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170736 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000170736 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000170736 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000170736 | Uzbekistan
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000170736 | Romania
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000170736 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000170736 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000170736 | Cote d'Ivoire
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000170736 | Ghana
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000170736 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.21%
C000170736 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	87.94%
C000170736 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000019146 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.28%)
C000019146 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000019146 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000019146 | France
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000019146 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019146 | China
Holdings [Line Items]
Percent of Net Asset Value	16.58%
C000019146 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.09%
C000019146 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	10.33%
C000019146 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000019146 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000019146 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000019146 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000019146 | India
Holdings [Line Items]
Percent of Net Asset Value	14.23%
C000019146 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000019146 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000019146 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000019146 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019146 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019146 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000019146 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019146 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000019146 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019146 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000019146 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000019146 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000019146 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000019145 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.28%)
C000019145 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000019145 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000019145 | France
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000019145 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019145 | China
Holdings [Line Items]
Percent of Net Asset Value	16.58%
C000019145 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.09%
C000019145 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	10.33%
C000019145 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000019145 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000019145 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000019145 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000019145 | India
Holdings [Line Items]
Percent of Net Asset Value	14.23%
C000019145 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000019145 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000019145 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000019145 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019145 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019145 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000019145 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019145 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000019145 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019145 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000019145 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000019145 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000019145 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000019144 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.28%)
C000019144 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000019144 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000019144 | France
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000019144 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019144 | China
Holdings [Line Items]
Percent of Net Asset Value	16.58%
C000019144 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.09%
C000019144 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	10.33%
C000019144 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000019144 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000019144 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000019144 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000019144 | India
Holdings [Line Items]
Percent of Net Asset Value	14.23%
C000019144 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000019144 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000019144 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000019144 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019144 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019144 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000019144 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019144 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000019144 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019144 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000019144 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000019144 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000019144 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000019140 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.28%)
C000019140 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000019140 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000019140 | France
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000019140 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019140 | China
Holdings [Line Items]
Percent of Net Asset Value	16.58%
C000019140 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.09%
C000019140 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	10.33%
C000019140 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000019140 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000019140 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000019140 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000019140 | India
Holdings [Line Items]
Percent of Net Asset Value	14.23%
C000019140 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000019140 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000019140 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000019140 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019140 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019140 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000019140 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019140 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000019140 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019140 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000019140 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000019140 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000019140 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000019142 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.28%)
C000019142 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000019142 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000019142 | France
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000019142 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000019142 | China
Holdings [Line Items]
Percent of Net Asset Value	16.58%
C000019142 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.09%
C000019142 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	10.33%
C000019142 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000019142 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000019142 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000019142 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000019142 | India
Holdings [Line Items]
Percent of Net Asset Value	14.23%
C000019142 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000019142 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000019142 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000019142 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019142 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019142 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000019142 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019142 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000019142 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019142 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000019142 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000019142 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000019142 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000175481 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.28%)
C000175481 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000175481 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000175481 | France
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000175481 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000175481 | China
Holdings [Line Items]
Percent of Net Asset Value	16.58%
C000175481 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.09%
C000175481 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	10.33%
C000175481 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175481 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000175481 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000175481 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000175481 | India
Holdings [Line Items]
Percent of Net Asset Value	14.23%
C000175481 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000175481 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000175481 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000175481 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000175481 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000175481 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000175481 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000175481 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000175481 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000175481 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000175481 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000175481 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000175481 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.27%
C000052887 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000052887 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000052887 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000052887 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.98%
C000052887 | France
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000052887 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000052887 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000052887 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000052887 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000052887 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000052887 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000052887 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.25%
C000052887 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000052887 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000052887 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000052887 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000052887 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000052887 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.45%
C000052889 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000052889 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000052889 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000052889 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.98%
C000052889 | France
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000052889 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000052889 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000052889 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000052889 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000052889 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000052889 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000052889 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.25%
C000052889 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000052889 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000052889 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000052889 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000052889 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000052889 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.45%
C000167005 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000167005 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167005 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000167005 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.98%
C000167005 | France
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000167005 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000167005 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000167005 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000167005 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000167005 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000167005 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000167005 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.25%
C000167005 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000167005 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000167005 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000167005 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000167005 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167005 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.45%
C000167007 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000167007 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167007 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000167007 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.98%
C000167007 | France
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000167007 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000167007 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000167007 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000167007 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000167007 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000167007 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000167007 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.25%
C000167007 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000167007 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000167007 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000167007 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000167007 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167007 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.45%
C000149262 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000149262 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149262 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000149262 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.98%
C000149262 | France
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000149262 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000149262 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000149262 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000149262 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000149262 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000149262 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000149262 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.25%
C000149262 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000149262 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000149262 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000149262 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000149262 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149262 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.45%
C000038760 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(9.97%)
C000038760 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	98.76%
C000038760 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000038760 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000038760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000038760 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000038760 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	16.86%
C000038760 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	91.25%
C000113845 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(9.97%)
C000113845 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	98.76%
C000113845 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000113845 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000113845 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000113845 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000113845 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	16.86%
C000113845 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	91.25%
C000038763 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(9.97%)
C000038763 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	98.76%
C000038763 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000038763 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000038763 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000038763 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000038763 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	16.86%
C000038763 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	91.25%
C000113842 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(9.97%)
C000113842 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	98.76%
C000113842 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000113842 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000113842 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000113842 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000113842 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	16.86%
C000113842 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	91.25%
C000113844 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(9.97%)
C000113844 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	98.76%
C000113844 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000113844 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000113844 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000113844 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000113844 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	16.86%
C000113844 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	91.25%
C000196721 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.29%)
C000196721 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.84%
C000196721 | Government
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000196721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000196721 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000196721 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	59.62%
C000196721 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000196721 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	26.84%
C000239771 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.29%)
C000239771 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.84%
C000239771 | Government
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000239771 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000239771 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000239771 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	59.62%
C000239771 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000239771 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	26.84%
C000038748 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.32%)
C000038748 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000038748 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000038748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000038748 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000038748 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000038748 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000038748 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000038748 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.99%
C000038748 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000038748 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000038748 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.49%
C000038748 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000038748 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000038748 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000038748 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000038748 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000038748 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000038748 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000038748 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038748 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038750 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.32%)
C000038750 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000038750 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000038750 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000038750 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000038750 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000038750 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000038750 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000038750 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.99%
C000038750 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000038750 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000038750 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.49%
C000038750 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000038750 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000038750 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000038750 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000038750 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000038750 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000038750 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000038750 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038750 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038751 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.32%)
C000038751 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000038751 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000038751 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000038751 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000038751 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000038751 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000038751 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000038751 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.99%
C000038751 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000038751 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000038751 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.49%
C000038751 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000038751 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000038751 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000038751 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000038751 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000038751 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000038751 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000038751 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038751 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000175488 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.32%)
C000175488 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.41%
C000175488 | Government
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000175488 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000175488 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000175488 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000175488 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000175488 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000175488 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.99%
C000175488 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000175488 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000175488 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.49%
C000175488 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000175488 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000175488 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000175488 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000175488 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000175488 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000175488 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000175488 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000175488 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019085 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(4.62%)
C000019085 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000019085 | Government
Holdings [Line Items]
Percent of Net Asset Value	94.13%
C000019085 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000019085 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000019085 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019085 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000019085 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000019085 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.64%
C000019085 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019086 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(4.62%)
C000019086 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000019086 | Government
Holdings [Line Items]
Percent of Net Asset Value	94.13%
C000019086 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000019086 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000019086 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019086 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000019086 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000019086 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.64%
C000019086 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019081 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(4.62%)
C000019081 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000019081 | Government
Holdings [Line Items]
Percent of Net Asset Value	94.13%
C000019081 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000019081 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000019081 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019081 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000019081 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000019081 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.64%
C000019081 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019082 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(4.62%)
C000019082 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	8.32%
C000019082 | Government
Holdings [Line Items]
Percent of Net Asset Value	94.13%
C000019082 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000019082 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000019082 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019082 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000019082 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000019082 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.64%
C000019082 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019376 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000019376 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019376 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.83%
C000019376 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.32%
C000019376 | France
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000019376 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000019376 | China
Holdings [Line Items]
Percent of Net Asset Value	7.26%
C000019376 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000019376 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000019376 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000019376 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000019376 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000019376 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019376 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000019376 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000019376 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000019376 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019376 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000019376 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000019376 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019376 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000019376 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019376 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019376 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.52%
C000019372 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000019372 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019372 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.83%
C000019372 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.32%
C000019372 | France
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000019372 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000019372 | China
Holdings [Line Items]
Percent of Net Asset Value	7.26%
C000019372 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000019372 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000019372 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000019372 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000019372 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000019372 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019372 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000019372 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000019372 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000019372 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019372 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000019372 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000019372 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019372 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000019372 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019372 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019372 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.52%
C000019373 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000019373 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019373 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.83%
C000019373 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.32%
C000019373 | France
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000019373 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000019373 | China
Holdings [Line Items]
Percent of Net Asset Value	7.26%
C000019373 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000019373 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000019373 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000019373 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000019373 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000019373 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000019373 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000019373 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000019373 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000019373 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019373 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000019373 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000019373 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019373 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000019373 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019373 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019373 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.52%
C000175484 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000175484 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000175484 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.83%
C000175484 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.32%
C000175484 | France
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000175484 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000175484 | China
Holdings [Line Items]
Percent of Net Asset Value	7.26%
C000175484 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	8.56%
C000175484 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175484 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000175484 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000175484 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000175484 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000175484 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000175484 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000175484 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000175484 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175484 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000175484 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000175484 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000175484 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000175484 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000175484 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000175484 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.52%
C000019333 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000019333 | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019333 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019333 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.65%
C000019333 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.28%
C000019333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019333 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000019333 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019333 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.17%
C000019333 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000019333 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019333 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000019333 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000019333 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.84%
C000019333 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000019332 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000019332 | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019332 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.65%
C000019332 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.28%
C000019332 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019332 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000019332 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019332 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.17%
C000019332 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000019332 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019332 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000019332 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000019332 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.84%
C000019332 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000019331 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000019331 | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019331 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019331 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.65%
C000019331 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.28%
C000019331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019331 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000019331 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019331 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.17%
C000019331 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000019331 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019331 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000019331 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000019331 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.84%
C000019331 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000019328 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000019328 | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019328 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019328 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.65%
C000019328 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.28%
C000019328 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019328 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000019328 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019328 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.17%
C000019328 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000019328 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019328 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000019328 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000019328 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.84%
C000019328 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000019329 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000019329 | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019329 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.65%
C000019329 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.28%
C000019329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019329 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000019329 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019329 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.17%
C000019329 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000019329 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000019329 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000019329 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000019329 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.84%
C000019329 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000149257 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
C000149257 | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000149257 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000149257 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.65%
C000149257 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.28%
C000149257 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000149257 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000149257 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000149257 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.17%
C000149257 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000149257 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000149257 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000149257 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000149257 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.84%
C000149257 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000019174 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000019174 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.19%
C000019174 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000019174 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.92%
C000019174 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.32%
C000019174 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000019174 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000019174 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.73%
C000019174 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.26%
C000019174 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000019174 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000019174 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000019174 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000019174 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.84%
C000019173 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000019173 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.19%
C000019173 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000019173 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.92%
C000019173 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.32%
C000019173 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000019173 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000019173 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.73%
C000019173 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.26%
C000019173 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000019173 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000019173 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000019173 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000019173 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.84%
C000019172 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000019172 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.19%
C000019172 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000019172 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.92%
C000019172 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.32%
C000019172 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000019172 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000019172 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.73%
C000019172 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.26%
C000019172 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000019172 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000019172 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000019172 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000019172 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.84%
C000019169 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000019169 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.19%
C000019169 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000019169 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.92%
C000019169 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.32%
C000019169 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000019169 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000019169 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.73%
C000019169 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.26%
C000019169 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000019169 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000019169 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000019169 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000019169 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.84%
C000019170 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000019170 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.19%
C000019170 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000019170 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.92%
C000019170 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.32%
C000019170 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000019170 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000019170 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.73%
C000019170 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.26%
C000019170 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000019170 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000019170 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000019170 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000019170 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.84%
C000019464 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000019464 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.21%
C000019464 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000019464 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.72%
C000019464 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000019464 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000019464 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.05%
C000019464 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000019464 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000019464 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000019464 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000019464 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000019464 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000019464 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.65%
C000019463 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000019463 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.21%
C000019463 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000019463 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.72%
C000019463 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000019463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000019463 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.05%
C000019463 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000019463 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000019463 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000019463 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000019463 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000019463 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000019463 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.65%
C000019460 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000019460 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.21%
C000019460 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000019460 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.72%
C000019460 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000019460 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000019460 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.05%
C000019460 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000019460 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000019460 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000019460 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000019460 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000019460 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000019460 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.65%
C000019461 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000019461 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.21%
C000019461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000019461 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.72%
C000019461 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000019461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000019461 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.05%
C000019461 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000019461 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.71%
C000019461 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000019461 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000019461 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000019461 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000019461 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.65%
C000019317 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.53%)
C000019317 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.59%
C000019317 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000019317 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000019317 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000019317 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.97%
C000019317 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.73%
C000019317 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.61%
C000019317 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019317 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000019317 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019317 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.12%
C000038781 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.53%)
C000038781 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.59%
C000038781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000038781 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000038781 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000038781 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.97%
C000038781 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.73%
C000038781 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.61%
C000038781 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000038781 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000038781 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000038781 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.12%
C000019316 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.53%)
C000019316 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.59%
C000019316 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000019316 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000019316 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000019316 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.97%
C000019316 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.73%
C000019316 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.61%
C000019316 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019316 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000019316 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019316 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.12%
C000019315 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.53%)
C000019315 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.59%
C000019315 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000019315 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000019315 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000019315 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.97%
C000019315 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.73%
C000019315 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.61%
C000019315 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019315 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000019315 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019315 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.12%
C000019312 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.53%)
C000019312 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.59%
C000019312 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000019312 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000019312 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000019312 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.97%
C000019312 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.73%
C000019312 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.61%
C000019312 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019312 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000019312 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019312 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.12%
C000019313 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.53%)
C000019313 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.59%
C000019313 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000019313 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000019313 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000019313 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.97%
C000019313 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.73%
C000019313 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.61%
C000019313 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019313 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000019313 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019313 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.12%
C000175482 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.53%)
C000175482 | Financial
Holdings [Line Items]
Percent of Net Asset Value	27.59%
C000175482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000175482 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000175482 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000175482 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.97%
C000175482 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.73%
C000175482 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.61%
C000175482 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000175482 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000175482 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000175482 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.12%
C000019348 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000019348 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000019348 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000019348 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.79%
C000019348 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019348 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000019348 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000019348 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000019348 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.07%
C000019348 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000019348 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019348 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000019348 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000019348 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.82%
C000019343 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000019343 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000019343 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000019343 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.79%
C000019343 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019343 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000019343 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000019343 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000019343 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.07%
C000019343 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000019343 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019343 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000019343 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000019343 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.82%
C000019345 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000019345 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000019345 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000019345 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.79%
C000019345 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019345 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000019345 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000019345 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000019345 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.07%
C000019345 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000019345 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019345 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000019345 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000019345 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.82%
C000019346 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000019346 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000019346 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000019346 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.79%
C000019346 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019346 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000019346 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000019346 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000019346 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.07%
C000019346 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000019346 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019346 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000019346 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000019346 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.82%
C000175483 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000175483 | Financial
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000175483 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000175483 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.79%
C000175483 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000175483 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000175483 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.09%
C000175483 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000175483 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.07%
C000175483 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000175483 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000175483 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000175483 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000175483 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.82%
C000210674 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000210674 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.01%
C000210674 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000210674 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000210674 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000210674 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000210674 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	24.77%
C000210674 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000210674 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210674 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000210674 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000210674 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000210674 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210674 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.39%
C000076718 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000076718 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.01%
C000076718 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000076718 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000076718 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000076718 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000076718 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	24.77%
C000076718 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000076718 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000076718 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000076718 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000076718 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000076718 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076718 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.39%
C000019618 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019618 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.01%
C000019618 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000019618 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000019618 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000019618 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000019618 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	24.77%
C000019618 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000019618 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019618 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000019618 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000019618 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000019618 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019618 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.39%
C000019614 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019614 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.01%
C000019614 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000019614 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000019614 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000019614 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000019614 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	24.77%
C000019614 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000019614 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019614 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000019614 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000019614 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000019614 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019614 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.39%
C000019615 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019615 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.01%
C000019615 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000019615 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000019615 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000019615 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000019615 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	24.77%
C000019615 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000019615 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019615 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000019615 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000019615 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000019615 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019615 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.39%
C000210675 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000210675 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.01%
C000210675 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000210675 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000210675 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000210675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000210675 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	24.77%
C000210675 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000210675 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210675 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000210675 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000210675 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000210675 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210675 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.39%
C000019363 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.47%)
C000019363 | Financial
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000019363 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000019363 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000019363 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000019363 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000019363 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000019363 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000019363 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000019363 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000019363 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019363 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000019363 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000019363 | Insured
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000019363 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000019363 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019363 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000019363 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	17.64%
C000019363 | Commercial Paper_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.56%
C000019362 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.47%)
C000019362 | Financial
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000019362 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000019362 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000019362 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000019362 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000019362 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000019362 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000019362 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000019362 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000019362 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019362 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000019362 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000019362 | Insured
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000019362 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000019362 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019362 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000019362 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	17.64%
C000019362 | Commercial Paper_AssetType
Holdings [Line Items]
Percent of Net Asset Value	70.56%
C000069149 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.42%)
C000069149 | Other
Holdings [Line Items]
Percent of Net Asset Value	12.73%
C000069149 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.09%
C000069149 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000069149 | France
Holdings [Line Items]
Percent of Net Asset Value	11.77%
C000069149 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000069149 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000069149 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000069149 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069149 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000069149 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000069149 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000069149 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000069149 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000069149 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000069149 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000069149 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000069149 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000069149 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000069149 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000069149 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069149 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000069149 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.08%
C000069149 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	90.65%
C000069149 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000111521 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.42%)
C000111521 | Other
Holdings [Line Items]
Percent of Net Asset Value	12.73%
C000111521 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.09%
C000111521 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000111521 | France
Holdings [Line Items]
Percent of Net Asset Value	11.77%
C000111521 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000111521 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000111521 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000111521 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111521 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000111521 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000111521 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000111521 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000111521 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000111521 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000111521 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000111521 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000111521 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000111521 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000111521 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000111521 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000111521 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000111521 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.08%
C000111521 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	90.65%
C000111521 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.69%